Fair Value Measurements (Fair Value By Level) (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Assets:
Available for sale debt securities	$ 4,822,341,000	$ 4,417,796,000
Equity Securities	5,417,000	5,358,000
Estimate of Fair Value Measurement
Assets:
Available for sale debt securities	4,822,341,000	4,417,796,000
Estimate of Fair Value Measurement | US Treasury Securities
Assets:
Available for sale debt securities		49,393,000
Estimate of Fair Value Measurement | Residential mortgage-backed securities
Assets:
Available for sale debt securities	4,660,099,000	4,209,212,000
Estimate of Fair Value Measurement | States and political subdivisions
Assets:
Available for sale debt securities	162,242,000	159,191,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1
Assets:
Equity Securities	5,417,000	5,358,000
Marketable Securities	5,417,000	5,358,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2
Assets:
Marketable Securities	4,822,341,000	4,417,796,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 | US Treasury Securities
Assets:
Available for sale debt securities		49,393,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 | Residential mortgage-backed securities
Assets:
Available for sale debt securities	4,660,099,000	4,209,212,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 | States and political subdivisions
Assets:
Available for sale debt securities	162,242,000	159,191,000
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value Measurement
Assets:
Equity Securities	5,417,000	5,358,000
Marketable Securities	4,827,758,000	4,423,154,000
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value Measurement | US Treasury Securities
Assets:
Available for sale debt securities		49,393,000
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value Measurement | Residential mortgage-backed securities
Assets:
Available for sale debt securities	4,660,099,000	4,209,212,000
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value Measurement | States and political subdivisions
Assets:
Available for sale debt securities	$ 162,242,000	$ 159,191,000